Restatement of Previously Issued Financial Statements	11 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Private Placement Warrants (as defined in Note 5) issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the Private Placement Warrants includes a provision that provides for potential changes to the settlement amounts of the Private Placement Warrants which are dependent upon the characteristics of the holder of the warrant.

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement (the “Warrant Agreement”).

In further consideration of the SEC Statement, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares.

As a result of the above, the Company should have classified the Private Placement Warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the Private Placement Warrants at the end of each reporting period as well as re-evaluate the treatment of the warrants (including on July 24, 2020, September 30, 2020 and December 31, 2020) and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the Private Placement Warrants as a component of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported investments held in trust, operating expenses or cash.

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of:
July 24, 2020 (audited)
Warrant liability	$—	$154,583	$154,583
Total Liabilities	—	154,583	154,583
Common Stock Subject to Possible Redemption	225,628,970	(154,583)	225,474,387
Common Stock	696	1	697
Additional Paid-in Capital	5,000,314	352	5,000,666
Accumulated deficit	(1,000)	(353)	(1,353)
Total Shareholders’ Equity	5,000,010	—	5,000,010

Number of shares subject to redemptions	22,562,897	(15,458)	22,547,439

	As Previously Reported	Adjustments	As Restated
September 30, 2020 (unaudited)
Warrant liability	$—	$219,984	$219,984
Total Liabilities	51,267	219,984	271,251
Common Stock Subject to Possible Redemption	225,527,000	(219,984)	225,307,016
Common Stock	696	2	698
Additional Paid-in Capital	5,102,284	65,752	5,168,036
Accumulated deficit	(102,977)	(65,754)	(168,731)
Total Shareholders’ Equity	5,000,003	—	5,000,003

Number of shares subject to redemptions	22,552,700	(21,998)	22,530,702

December 31, 2020 (audited)
Warrant liability	$—	$630,224	$630,224
Total Liabilities	2,041,838	630,224	2,672,062
Common Stock Subject to Possible Redemption	223,520,590	(630,220)	222,890,370
Common Stock	716	7	723
Additional Paid-in Capital	7,108,674	475,983	7,584,657
Accumulated deficit	(2,109,383)	(475,994)	(2,585,377)
Total Shareholders’ Equity	5,000,007	(4)	5,000,003

Number of shares subject to redemptions	22,352,059	(63,022)	22,289,037

Statement of Operations for the:
Three Months Ended September 30, 2020 (unaudited)
Net loss	$(101,977)	$(65,754)	$(167,731)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	22,552,700	—	22,552,700
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,496,149		6,496,149
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.01)	(0.03)

Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Allocation of initial public offering costs	$—	$(353)	$(353)
Change in fair value of warrant liability	—	(65,401)	(65,401)
Net loss	(102,977)	(65,754)	(168,731)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	—	22,552,700	22,552,700
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	5,713,990	—	5,713,990
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.01)	$(0.03)

	As Previously Reported	Adjustments	As Restated
Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Allocation of initial public offering costs	$—	$(353)	$(353)
Change in fair value of warrant liability	—	(475,641)	(475,641)
Net loss	(2,109,383)	(475,994)	(2,585,377)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	22,557,034	(777,430)	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,068,878	383,916	6,452,794
Basic and diluted net loss per share, Non-redeemable common stock	(0.35)	(0.05)	(0.40)

Statement of Changes in Stockholder’s Equity for the:
Three Months Ended September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(225,527,000)	219,990	(225,307,010)
Net loss	(101,977)	(65,754)	(167,731)

Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(225,527,000)	219,990	(225,307,010)
Net loss	(102,977)	(65,754)	(168,731)

Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Sale of 594,551 Private Units	$5,945,510	$(154,230)	$5,791,280
Common stock subject to possible redemption	(223,520,590)	630,220	(222,890,370)
Net loss	(2,109,383)	(475,994)	(2,585,377)

Statement of Cash Flows for the:
Period from February 11, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(102,977)	$(65,754)	$(168,731)
Change in fair value of warrant liability	—	65,401	65,401
Transaction costs incurred in connection with IPO	—	353	353

Period from February 11, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(2,109,383)	$(475,994)	$(2,585,377)
Change in fair value of warrant liability	—	475,641	475,641
Transaction costs incurred in connection with IPO	—	353	353

The restatement to the previously issued financial statements did not have any impact on the cashflows from operating, investing, or financing activities on the Statement of Cash Flows for the periods from February 11, 2020 (inception) to September 30, 2020 or from February 11, 2020 (inception) to December 31, 2020.